Financial results, net	12 Months Ended
Dec. 31, 2020
Financial results, net
Financial results, net

9       Financial results, net

	2020	2019	2018

Interest income	17,587	31,329	27,205
Foreign exchange income	8,015	5,975	46,167
Other financial income (1)	10,095	14,585	2,909
Financial income	35,697	51,889	76,281

Interest expense	(99,018)	(92,687)	(96,301)
Foreign exchange loss	(33,037)	(43,365)	(137,601)
Changes in liability for concessions (Note 23)	(69,737)	(88,488)	(86,331)
Other financial loss (1) (2) (3)	(13,704)	(8,981)	(10,914)
Financial loss	(215,496)	(233,521)	(331,147)

Inflation adjustment	(26,532)	(25,391)	(36,460)
Inflation adjustment	(26,532)	(25,391)	(36,460)
Financial results, net	(206,331)	(207,023)	(291,326)

(1)  Mainly includes gains from other financial assets for a total amount of USD 4,690 for the year ended December 31, 2020 (USD 13,152 and USD 1,627 for the year ended December 31, 2019 and 2018, respectively) and net gains from derivative financial instruments at fair value for a total amount of USD 1,455 for the year ended December 31, 2020 (USD 101 for the year ended December 31, 2019).

(2)  Includes leases financial cost, see Note 14(ii).

(3)  Includes debt renegotiations premiums paid to Notes tenders for the exchange offers for a total amount of USD 4,690 as of December 31, 2020.